Concentration of risks	12 Months Ended
Dec. 31, 2021
Concentration of risks
Concentration of risks

3.    Concentration of risks

Currency convertibility risk

Substantially all of the Company’s business are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions take place either through the Peoples’ Bank of China (“PBOC”) or other authorized financial institution at exchange rates quoted by PBOC. Approval of foreign currency payments by the PBOC or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts.

Concentration of credit risk

Financial assets that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, loans and advances, financial assets receivable, guarantee deposits and short-term investment.

The Company places its cash and cash equivalents, restricted cash and short-term investment, with reputable financial institutions that have high-credit ratings and quality. There has been no recent history of default in relation to these financial institutions.

The Company manages credit risk of loan principal by performing credit assessments on its borrowers and its ongoing monitoring of the outstanding balances. No individual borrower represented 10% or more of total revenue for the years ended December 31, 2019, 2020 and 2021. No individual borrower represented 10% or more of total loan and advances balance as of December 31, 2020 and 2021.

Financial assets receivable is recognized at loan inception, which is equal to the guarantee liability. The financial assets receivable reduced upon the receipt of the service fee payment from the borrowers. No individual borrower represented 10% or more of total financial assets receivable balance as of December 31, 2020 and 2021.

Guarantee deposits are mainly deposits paid to institutional funding partners for cooperation with these funding partners. There has been no recent history of default in relation to these institutional funding partners.

Interest rate risk

The Company is exposed to interest rate risk on its interest-bearing assets and liabilities. As part of its asset and liability risk management, the Company reviews and takes appropriate steps to manage its interest rate exposures on its interest-bearing assets and liabilities. The Company has not been exposed to material risks due to changes in market interest rates, and the Company has not used any derivative financial instruments to manage the interest risk exposure during years presented.

Business and economic risk

In addition to disclosure about the peer to peer loan business winding down in Note 1, the Company believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships; regulatory considerations and risks associated with the Company’s ability to attract employees necessary to support its growth. The Company’s operations could also be adversely affected by significant political, economic and social uncertainties in the PRC.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against U.S. dollar, there was depreciation of 1.3% in the year ended December 31, 2019, appreciation of 6.3% in the year ended December 31, 2020, and appreciation of 2.3% in the year ended December 31, 2021. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

To the extent that the Company needs to convert U.S. dollar into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company. In addition, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Company’s earnings or losses.